SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 3,892	$ 6,096	$ 2,579
Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	3,332	$ 6,096
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	287
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 273